Note 20 - Borrowings - Maturity of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 728,762		$ 330,933
Interest to be accrued (*)	27,046	[1]	3,038	[2]
Total	755,808		333,971
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	682,329		219,501
Interest to be accrued (*)	26,153	[1]	2,465	[2]
Total	708,482		221,966
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	41,933		107,438
Interest to be accrued (*)	821	[1]	560	[2]
Total	42,754		107,998
Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	3,000		3,994
Interest to be accrued (*)	64	[1]	13	[2]
Total	3,064		4,007
Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	1,500
Interest to be accrued (*)	8	[1]		[2]
Total	1,508
Other borrowings [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	728,762		330,933
Other borrowings [member] | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	682,329		219,501
Other borrowings [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	41,933		107,438
Other borrowings [member] | Later than two years and not later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	3,000		3,994
Other borrowings [member] | Later than three years [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,500

[1]	Includes the effect of hedge accounting.
[2]	Includes the effect of hedge accounting.